Silent Partnerships (Details) - Schedule of Continuity of the Company’s Silent Partnerships	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance, December 31, 2023	$ 1,030,166
Accretion	30,502
Effects of currency translation	(30,570)
Balance, June 30, 2024	1,030,098
3% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance, December 31, 2023	596,257
Accretion	22,367
Effects of currency translation	(17,716)
Balance, June 30, 2024	600,908
3.5% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance, December 31, 2023	48,695
Accretion	1,788
Effects of currency translation	(1,447)
Balance, June 30, 2024	49,036
8.5% SPAs [Member]
Schedule of Continuity of the Company’s Silent Partnerships [Line Items]
Balance, December 31, 2023	385,214
Accretion	6,347
Effects of currency translation	(11,407)
Balance, June 30, 2024	$ 380,154